Label	Element	Value
Cromwell Tran Sustainable Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CROMWELL TRAN SUSTAINABLE FOCUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cromwell Tran Sustainable Focus Fund (the “Fund”) is to provide principal preservation and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 8, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2022, the portfolio turnover rate of the Predecessor Fund (as defined below under “Performance”) was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed above is reflected only through August 8, 2024.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, Tran Capital Management, L.P., the investment sub-adviser (the “Sub-Adviser” or “Tran Capital Management”) normally invests in the common stocks of approximately 15 to 25 mid- and large-cap companies with market capitalizations greater than $2 billion that have, in the Sub-Adviser’s opinion, a competitive advantage. The Sub-Adviser uses an intensive fundamental due diligence research process to attempt to identify companies with owner-oriented management teams that, in the view of the Sub-Adviser, generate consistently high returns on capital. Additionally, the companies in which the Fund invests will, in the opinion of the Sub-Adviser, possess high margins, strong cash flow, zero-to-moderate debt and trade at a price below intrinsic value.

Under normal market conditions, the Fund will invest at least 80% of its assets in sustainable equity securities. For this purpose, the Sub-Adviser defines sustainable securities as those that score 3 or higher on its internal 5-point ESG scale based on the evaluation of factors described below. In ranking a company’s ESG criteria, the Sub-Adviser considers both the external impact of a company’s product or service and the company’s internal policies, controls, and interactions with shareholders, employees, and other stakeholders. External and internal factors are weighted equally. The Sub-Adviser does not employ negative screening and will consider all companies in all industries for the portfolio.

Through its investment process, the Sub-Adviser seeks to build an understanding of the competitive advantages, financial drivers, and key risks and uncertainties related to an investment under consideration. The Sub-Adviser believes that its “ESG” framework (as further described below) can aid in identifying sustainable franchises and may, in its view, better position the Fund to perform over the long term and through market cycles. The Sub-Adviser’s internally-developed ESG framework considers environmental, social, and governance risks and value-creation opportunities. The Sub-Adviser obtains information related to the application of its ESG framework through the Sub-Adviser’s own research and analysis of publicly available information, including information related to a company’s existing policies and actions related to social responsibility, as determined by the Sub-Adviser’s ESG framework. The Sub-Adviser also obtains data and information which is incorporated into its ESG framework through direct engagement with management teams of the Fund’s portfolio companies or potential portfolio companies.

The Sub-Adviser takes a qualitative approach to ESG integration. By assessing a security’s positive, neutral, or negative impact on these internal and external ESG issues, the Sub-Adviser aims to identify value-creating opportunities and avoid value-destructing risk. To the extent that the Sub-Adviser has strong data, evidence, and ability to estimate the materiality of ESG risks and opportunities, financial models and valuation analysis may be adjusted to incorporate material factors. The Sub-Adviser weights its internal rating for a security’s acceptability under each ESG factor to make a decision.

External factors considered include, but are not limited to:

•a company’s contribution to climate change and goals for reaching net zero
•impact on natural resources
•promotion of clean, renewable, and green activities
•product safety and responsibility
•interaction with the communities served by the company
•promotion of access to information, healthcare, financing, etc.
•strength of ESG reporting and quality of disclosures and transparency

Internal factors considered include, but are not limited to:

•policies and actions that promote sustainability
•footprint of corporate facilities
•treatment of employees
•diversity & inclusion measures along with goals or policies for improvement
•having and enabling a culture of feedback
•diverse representation on the Board of Directors and executive team
•management alignment with shareholders
•strong checks and balances

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market. As of April 30, 2022, the Fund invested 26.2% of its assets in the Consumer sector.
		The Sub-Adviser chooses to sell securities from the portfolio when the fundamentals of the company are deteriorating or when the Sub-Adviser identifies better opportunities. When considering better opportunities, securities that may score poorly with respect to such factors may be purchased and retained by the Fund while the Fund may sell or not invest in securities that may score strongly on such factors because the Sub-Adviser considers the poor ESG security to be a better value. Securities in the Fund’s portfolio that score poorly (i.e., 2 or less on the Sub-Adviser’s 5-point scale) with respect to the ESG factors described above will not be counted towards the Fund’s 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
•ESG Strategy Risk. The Sub-Adviser’s use of its ESG framework could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Sub-Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. To the extent the Sub-Adviser references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate. Scores from third-party providers may vary across providers.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•Large-Cap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•Management Risk. The investment strategies, practices and risk analysis used by the Sub-Adviser may not produce the desired results.

•New Adviser Risk. The Fund’s adviser is a newly organized investment adviser and has no operating history or performance track record.

•Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.

•Mid-Cap Stock Risk. Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•Non-Diversified Fund Risk. The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

•Financials Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

•Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. Effective at the close of business on August 5, 2022, Tran Capital Focused Fund, a series of FundVantage Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on August 5, 2022 is that of the Predecessor Fund. Accordingly, the returns for Investor Class shares in the bar chart and table are the returns of the Predecessor Fund’s Class A shares. Returns of the Investor Class and Institutional Class shares shown in the table below reflect the returns of Classes A and I respectively of the Predecessor Fund. Returns have not been adjusted based on the expenses of the Investor Class and Institutional Class, except that Class A sales loads are not reflected in the Investor Class returns. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-625-7333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thecromwellfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return for Investor Class Shares as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns have not been adjusted based on the expenses of the Investor Class and Institutional Class, except that Class A sales loads are not reflected in the Investor Class returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return for Investor Class shares was 21.72% for the quarter ended March 31, 2019, and the lowest quarterly return for Investor Class shares was -20.55% for the quarter ended December 31, 2018. The Fund’s year-to-date return as of June 30, 2022 was -29.10%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(29.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(21.72%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective at the close of business on August 5, 2022, Tran Capital Focused Fund, a series of FundVantage Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the other classes will vary.
Cromwell Tran Sustainable Focus Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.72%
5 Years	rr_AverageAnnualReturnYear05	18.48%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2007
Cromwell Tran Sustainable Focus Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LIMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,832
Annual Return 2012	rr_AnnualReturn2012	19.82%
Annual Return 2013	rr_AnnualReturn2013	30.20%
Annual Return 2014	rr_AnnualReturn2014	5.12%
Annual Return 2015	rr_AnnualReturn2015	1.41%
Annual Return 2016	rr_AnnualReturn2016	1.48%
Annual Return 2017	rr_AnnualReturn2017	20.52%
Annual Return 2018	rr_AnnualReturn2018	(9.84%)
Annual Return 2019	rr_AnnualReturn2019	41.39%
Annual Return 2020	rr_AnnualReturn2020	29.32%
Annual Return 2021	rr_AnnualReturn2021	24.87%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.64%
5 Years	rr_AverageAnnualReturnYear05	18.70%
10 Years	rr_AverageAnnualReturnYear10	14.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2007
Cromwell Tran Sustainable Focus Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	13.73%
10 Years	rr_AverageAnnualReturnYear10	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Cromwell Tran Sustainable Focus Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	13.80%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Cromwell Tran Sustainable Focus Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LIMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	648
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,553
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.24%
5 Years	rr_AverageAnnualReturnYear05	20.25%
10 Years	rr_AverageAnnualReturnYear10	15.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2007

[1]	Distribution and/or Service (12b-1) Fees are reflected at their maximum amounts, (0.25% Investor Class) but the actual percentages may be less, as reflected in the “Financial Highlights” section of the Prospectus.
[2]	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.
[3]	Pursuant to an operating expense limitation agreement, Cromwell Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.10% and 0.85% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least August 8, 2024. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.